Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Lease Liabilities and Cash Flows (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Assets for Rights-of-Use and Obligations for Lease Contracts
Additions due to new contracts	$ 25,624
Disposals due to early termination	(10,808)
Interest expenses	5,034
Inflation indexation adjustments	9,488
Exchange rate difference	2,868
Capital and interest payments	(36,077)
Totals	$ 172,924